Common Shares and Treasury Stock - Movement of the outstanding common shares and treasury stock (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2025	May 31, 2024	May 31, 2023	Aug. 06, 2024
Stock repurchase program, authorized amount				$ 700,000
Value of stock that has been repurchased during the period	$ 445,495	$ 62,943	$ 191,628
Share repurchase program, Authorized, Amount				$ 700,000
ADR [Member]
Stock repurchase program, authorized amount	$ 700,000
Number of shares that have been repurchased during the period	7,811,753
Value of stock that has been repurchased during the period	$ 445,495
Share repurchase program, Authorized, Number of shares	14,542,010
Share repurchase program, Authorized, Amount	$ 700,000